PROPERTY, PLANT AND EQUIPMENT - Other disclosures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment pledged as collateral	R$ 16,332,447	R$ 12,773,662
Property, plant and equipment, interest costs capitalized	R$ 1,160,364	R$ 359,407
Average monthly rate of interest capitalization	10.98%	12.49%